                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act File Number 811-06351

                              Green Century Funds

                               114 State Street
                                   Suite 200
                               Boston, MA 02109
                   (Address of principal executive offices)

                    Green Century Capital Management, Inc.
                               114 State Street
                                   Suite 200
                               Boston, MA 02109
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 482-0800

                       Date of fiscal year end: July 31

                  Date of reporting period: January 31, 2007

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                        SEMI-ANNUAL REPORT
[LOGO] GREEN   Green Century Balanced Fund
       CENTURY   Green Century Equity Fund
       FUNDS              January 31, 2007

An investment for your future.(R)  114 State Street, Boston, Massachusetts 02109

   For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
   Dear Green Century Funds Shareholder:

   We are pleased to write you at such an exciting time in the history of the Green Century Funds (the "Funds"). This year, the Funds celebrate their 16/th/ anniversary and have implemented a series of important changes that Green Century Capital Management ("Green Century") believes will be positive for the Funds' shareholders. Green Century is proud of the legacy it is building of environmentally responsible investment vehicles and our efforts to improve corporate environmental performance. We appreciate this opportunity to share news from the past six months, including updates on Green Century's shareholder advocacy program, the wider public discussion of global warming, and an analysis of the Funds' investment performance.
   The Funds' shareholders voted to approve a number of changes proposed by the Board of Trustees over the past year and half to benefit shareholders of the Funds. Trillium Asset Management Corporation was appointed the portfolio manager of the Green Century Balanced Fund for its expertise in environmental and financial research and its strong shareholder advocacy program. The portfolio manager has developed a diverse but environmentally focused portfolio of multi-cap stocks and bonds that does not include fossil fuel production or refining, companies engaged in factory farming, and users of agricultural pesticides--an excellent fit with the Funds' environmentally conscious mission.
   Shareholders approved changes for the Green Century Equity Fund as well, involving a change in management structure, which enabled the Fund to maintain its investment objective of tracking the oldest and most well known environmentally and socially responsible index, the Domini 400 Social/SM/ Index (the "Index"). Green Century is proud to offer the only mutual fund based on this legendary Index.
   Finally, Green Century implemented a vote by the Board of Trustees to decrease the expenses of both Funds by over one-third. The administrative expenses for both Funds are now reduced so that the Balanced Fund's total annual expenses are limited to 1.38% (down from 2.39%), a 42% reduction, and the Equity Fund's total annual expenses are limited to 0.95% (down from 1.50%), a 37% reduction./1/
   Green Century is commencing another year of vigorous shareholder advocacy. Targeting companies with significant potential to improve their corporate environmental behavior, Green Century continues to focus on the issues of wilderness preservation and biodiversity, clean air and energy, toxics and environmental health, pure water and safe food, chemical security, and political influence. We include improving political oversight because companies can wield tremendous political influence which can have significant environmental impact, but they are not required by law to disclose their political contributions. We are pleased that Monsanto/2/, Home Depot/2/, and American Electric Power/2 /have already agreed to our request to improve their disclosure and oversight of political contributions, which we consider to be a basic good business practice.

   We are pleased to be witnessing wider public discussion of global warming as domestic and international leaders gather research and begin to address the issue. Recent reports have galvanized this effort, including the United Nation's Intergovernmental Panel on Climate Change and the Stern Review on the Economics of Climate Change, written by Great Britain's Sir Nicholas Stern, a former Chief Economist of the World Bank. In the U.S., states are taking the lead with California's legislation to cap greenhouse gas emissions and Massachusetts' signing on to the Regional Greenhouse Gas Initiative to reduce carbon dioxide emissions in the northeastern and mid-Atlantic states. Individual citizens are hearing the message through popular culture and the media as well. Al Gore's movie, "An Inconvenient Truth," outlines changes to the environment and draws attention to the plight of our planet. Ultimately
Mr. Gore's message is optimistic and we hope that Americans begin to understand what is at stake and act to lessen our collective impact.

   The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century's standards for corporate environmental performance. The portfolio manager of the Balanced Fund invests in companies that are in the business of solving environmental problems or that are committed to reducing their environmental impact.

  ----------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL
                                     RETURN
  ----------------------------------------------------------------------------
                                                      Six    One   Five   Ten
                                                     Months  Year  Years Years
  ----------------------------------------------------------------------------
  For the periods
   ended December 31,
   2006:               Green Century Balanced Fund    8.82%  7.75% 2.90% 7.85%
                       Lipper Balanced Fund Index/3/  9.14% 11.60% 6.51% 7.44%
  ----------------------------------------------------------------------------
  For the periods
   ended January 31,
   2007:               Green Century Balanced Fund   10.48%  8.47% 3.72% 7.72%
                       Lipper Balanced Fund Index/3/  9.81% 10.17% 6.92% 7.22%
  ----------------------------------------------------------------------------

  The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

   The past six months have been kinder to environmentally conscious investors than the first half of 2006. During the six months ended January 31, 2007, the Balanced Fund's return of 10.48% outperformed the Lipper Balanced Fund Index, in part driven by overweighting of the technology and materials sectors and the lack of exposure to fossil fuel companies. In particular, the energy sector eased its momentum with the oversupply of oil and unseasonably warm temperatures for the first half of winter in late 2006. Given that many energy sector companies have significant negative environmental impacts, the Fund was therefore underweighted in this sector and benefited as a result.
   The Fund's investment grade, intermediate duration bond holdings continue to serve their purpose of providing asset diversification and seeking to moderate performance volatility. Representing 30.2% of net assets as of January 31, 2007, the Balanced Fund's fixed income securities have an average credit rating of Baa1/BBB+ (as rated by Standard & Poor's).

 GREEN CENTURY BALANCED FUND
 INVESTMENTS BY INDUSTRY
 As a percentage of net assets, as of January 31, 2007

                                    [CHART]

Diversified Financials                             11.8%
Technology Hardware & Equipment                    11.6%
U.S. Government Agencies                            8.7%
Healthcare Equipment & Services                     7.6%
Insurance                                           6.7%
Pharmaceuticals & Biotechnology                     6.5%
Capital Goods                                       5.7%
Software & Services                                 5.3%
Materials                                           4.9%
Telecommunications Services                         4.1%
Food & Beverage                                     3.7%
Transportation                                      3.7%
Healthy Living                                      3.3%
Cash Equivalents & Other Assets                     3.1%
Automobiles & Components                            2.6%
Banks                                               2.1%
Media                                               2.0%
Consumer Durables & Apparel                         1.9%
Retailing                                           1.8%
Renewable Energy & Energy Efficiency                1.8%
Commercial Services & Supplies                      0.8%
Consumer Services                                   0.3%


   As of January 31, 2007, 66.7% of the Balanced Fund's net assets were invested in stocks. The portfolio manager's asset allocation reflects its view that stocks should outperform bonds and cash during 2007. The portfolio manager believes that sustained economic growth with stable and lower interest rates could benefit equities in general and some of the Fund's more heavily weighted sectors, including information technology and financial services. The portfolio manager expects health care stocks, in which the Balanced Fund is typically overweighted, to be attractively valued and positioned with the potential for better returns.
   The Green Century Balanced Fund consistently includes stocks and bonds of environmentally responsible corporations of various sizes, including small, medium, and large companies. The value of the stocks held in the Balanced Fund will fluctuate in response to factors that may affect a single issuer, industry, or sector of the economy or may affect the market as a whole. Bonds are subject to a variety of risks including interest rate, credit, and inflation risk.

   The Green Century Equity Fund invests essentially all of its assets in the companies included in the Domini 400 Social/SM/ Index, which is comprised of 400 primarily large capitalization U.S. companies selected based on a comprehensive set of social and environmental criteria. The Equity Fund seeks to provide shareholders with a long-term total return that matches that of the Index.

    ------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL
                                     RETURN
    ------------------------------------------------------------------------
                                                    Six    One   Five   Ten
                                                   Months  Year  Years Years
    ------------------------------------------------------------------------
    For the periods
     ended December 31,
     2006:               Green Century Equity Fund 12.76% 12.08% 4.28% 7.06%
                         S&P 500(R) Index/4/       12.74% 15.80% 6.20% 8.42%
    ------------------------------------------------------------------------
    For the periods
     ended January 31,
     2007:               Green Century Equity Fund 14.93% 11.95% 4.77% 6.51%
                         S&P 500(R) Index/4/       13.75% 14.51% 6.82% 7.92%
    ------------------------------------------------------------------------

  The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

   The Green Century Equity Fund outperformed the S&P 500(R) Index for the six month periods ended December 31, 2006 and January 31, 2007. As of January 31, 2007, the Equity Fund's return for the period was 14.93%, while the S&P 500(R) Index was up 13.75%. The Fund benefited from a surge in the U.S. stock market that started during the second half of 2006 and continued into January of 2007. A number of positive factors contributed to the market's gain during this period including an expanding global economy, subdued inflation, stabilized global interest rates, low unemployment and robust corporate profits. These positive factors offset the negative effect of the correction in the housing market and the volatility in energy prices, surprising many economists.
   Most recently, the performance of the Fund in comparison to the S&P 500(R) Index was helped by underweighting in the energy sector as oil prices declined sharply. In addition, overweighting of the telecommunications sector boosted relative performance of the Fund, in particular with the merger of BellSouth/2/ and AT&T/2/. Other companies contributing most to performance were JPMorgan Chase/2/ and Verizon Communications/2/.
   Conversely, overweighting of air freight transportation stocks detracted from the Equity Fund's performance relative to the S&P 500(R) Index as these stocks experienced a correction near the end of the period. Also hurting relative performance were certain drug stocks that were up sharply but were excluded from the portfolio due to the comprehensive social and environmental screens. Other companies that most hurt the performance of the Fund were United Parcel Service/2/, Dell/2/, and Apple/2/.
   The Equity Fund, like other mutual funds invested primarily in stocks, carries the risk of investing in the stock market. The large companies in which the Equity Fund's portfolio is invested may perform worse than the stock market as a whole.

 GREEN CENTURY EQUITY FUND
 INVESTMENTS BY INDUSTRY
 As a percentage of net assets, as of January 31, 2007

                                    [CHART]

Banks                                                10.0%
Technology Hardware & Equipment                       8.9%
Diversified Financials                                8.3%
Pharmaceuticals & Biotechnology                       8.0%
Software & Services                                   6.9%
Telecommunications Services                           6.3%
Retailing                                             5.5%
Healthcare Equipment & Services                       5.5%
Household & Personal Products                         4.7%
Food & Beverage                                       4.5%
Semiconductors                                        3.9%
Media                                                 3.7%
Insurance                                             3.4%
Capital Goods                                         3.3%
Energy                                                3.2%
Transportation                                        2.5%
Food & Staples Retailing                              2.5%
Consumer Durables & Apparel                           1.9%
Materials                                             1.8%
Consumer Services                                     1.5%
Utilities                                             1.0%
Real Estate                                           0.8%
Commercial Services & Supplies                        0.8%
Renewable Energy & Energy Efficiency                  0.3%
Automobiles & Components                              0.3%
Healthy Living                                        0.2%
Cash Equivalents & Other Assets                       0.3%

   In closing, Green Century appreciates your continued support of its work in protecting the environment and seeking to build a sustainable economy, which is only possible with the help of shareholders like you.

   Respectfully yours,

   Green Century Capital Management, Inc.

                            The Green Century Funds'
                            proxy voting guidelines
                            and a record of the
                            Funds' proxy votes for
                            the year ended June 30,
                            2006 are available
                            without charge, upon
                            request, (i) at
                            www.greencentury.com,
                            (ii) by calling
                            1-800-93-GREEN,
                            (iii) sending an e-mail
                            to
                            info@greencentury.com,
                            and (iv) on the
                            Securities and Exchange
                            Commission's website at
                            www.sec.gov.


                            The Green Century Funds
                            will file their complete
                            schedule of portfolio
                            holdings with the SEC
                            for the first and third
                            quarters of each fiscal
                            year on Form N-Q. The
                            Green Century Funds'
                            Forms N-Q will be
                            available on the EDGAR
                            database on the SEC's
                            website at www.sec.gov.
                            These forms may also be
                            reviewed and copied at
                            the SEC's Public
                            Reference Room in
                            Washington D.C.
                            Information about the
                            operation of the Public
                            Reference Room may be
                            obtained by calling
                            1-800-SEC-0330. The
                            information on Form N-Q
                            may also be obtained by
                            calling 1-800-93-GREEN,
                            or by e-mailing a
                            request to
                            info@greencentury.com.


/1/ Green Century, the investment advisor and administrator for each Fund, pays the operating expenses of the Funds (excluding interest, taxes, brokerage costs and other capital expenses and any extraordinary expenses). For this and other services, each Fund pays Green Century an Administrative Fee and an Advisory Fee at rates such that the Equity Fund's total annual expenses are limited to 0.95% of the Equity Fund's average net assets and the Balanced Fund's total annual expenses are limited to 1.38% of the Balanced Fund's average net assets. /2/ As of January 31, 2007, neither of the Green Century Funds was invested in Monsanto or American Electric Power. As of January 31, 2007, Home Depot comprised 1.27%, AT&T comprised 3.60%, JPMorgan Chase comprised 2.70%, Verizon Communications comprised 1.72%, United Parcel Service comprised 1.19%, Dell comprised 0.84%, and Apple comprised 1.11% of the Green Century Equity Fund. As of January 31, 2007 AT&T comprised 2.01%, JPMorgan Chase comprised 3.86%, United Parcel Service comprised 1.37%, and Apple comprised 0.46% of the Green Century Balanced Fund. Portfolio composition will change due to ongoing management of the Funds. References to specific investments should not be construed as a recommendation of the securities by the Funds, their advisor, or their distributor.
/3/ Lipper Analytical Services, Inc. ("Lipper") is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
/4/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
This material must be preceded or accompanied by a current prospectus.
Distributor: UMB Distribution Services, LLC, 3/07

 GREEN CENTURY FUNDS EXPENSE EXAMPLE

   As a shareholder of the Green Century Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees (for the Green Century Balanced Fund only, discontinued on November 28, 2006); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
   The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007 (the "period").

Actual Expenses.
   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes.
   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on shares held for 60 days or less. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                                  BALANCED FUND                           EQUITY FUND
                      -------------------------------------- --------------------------------------
                      BEGINNING   ENDING        EXPENSES     BEGINNING   ENDING        EXPENSES
                       ACCOUNT    ACCOUNT     PAID DURING     ACCOUNT    ACCOUNT     PAID DURING
                        VALUE      VALUE    THE PERIOD ENDED   VALUE      VALUE    THE PERIOD ENDED
                      AUGUST 1, JANUARY 31,   JANUARY 31,    AUGUST 1, JANUARY 31,   JANUARY 31,
                        2006       2007        2007/1,2/       2006       2007        2007/1,3/
Actual Expenses...... $1,000.00  $1,104.80       $7.99       $1,000.00  $1,143.90       $5.16
Hypothetical Example,
 assuming a 5% return
 before expenses.....  1,000.00   1,017.40        7.66        1,000.00   1,020.19        4.86

 /1/ Expenses are equal to the Funds' annualized expense ratios (1.51% for the Balanced Fund and 0.95% for the Equity Fund), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
 /2/ Effective August 25, 2006, total expenses of the Balanced Fund were reduced to 1.38%. If this change had been in effect throughout the period, the actual expenses would have been $7.32 and the hypothetical expenses would have been $7.02.
 /3/ For the period August 1, 2006 through November 27, 2006, the example reflects the expenses of both the Domini Social Equity Trust and the Equity Fund.

 GREEN CENTURY FUNDS FINANCIAL STATEMENTS

                          GREEN CENTURY BALANCED FUND
                           PORTFOLIO OF INVESTMENTS

                               January 31, 2007
                                  (unaudited)

COMMON STOCKS -- 66.7%
                                    SHARES    VALUE
Diversified Financials -- 9.1%
American Express Company........... 10,880 $    633,434
Bank of America Corporation........ 19,970    1,050,023
CIT Group, Inc..................... 18,015    1,062,164
Citigroup, Inc..................... 18,980    1,046,367
JPMorgan Chase & Company........... 21,820    1,111,293
                                           ------------
                                              4,903,281
                                           ------------
Technology Hardware & Equipment -- 7.8%
Apple Computer, Inc. (b)...........  2,885      247,331
Cisco Systems, Inc. (b)............ 52,090    1,385,073
Hewlett-Packard Company............ 28,700    1,242,136
IBM Corporation.................... 11,400    1,130,310
NAM TAI Electronics, Inc. (c)...... 12,550      169,676
                                           ------------
                                              4,174,526
                                           ------------
Insurance -- 6.7%
Ambac Financial Group, Inc......... 11,010      969,981
American International Group.......  5,000      342,250
Chubb Corporation.................. 18,670      971,587
Philadelphia Consolidated Holding
 Corporation (b)................... 19,525      879,796
The Progressive Corporation........ 19,075      442,349
                                           ------------
                                              3,605,963
                                           ------------
Pharmaceuticals & Biotechnology -- 6.5%
Amgen, Inc. (b).................... 14,250    1,002,772
Johnson & Johnson.................. 21,590    1,442,212
Novo Nordisk A/S American
 Depository Receipt (c)............  6,915      593,514
Teva Pharmaceutical Industries Ltd.
 American Depository Receipt (c)... 13,135      461,039
                                           ------------
                                              3,499,537
                                           ------------
Capital Goods -- 5.7%
3M Company......................... 11,945      887,514
Emerson Electric Company........... 28,910    1,300,083
Illinois Tool Works, Inc........... 17,590      896,914
                                           ------------
                                              3,084,511
                                           ------------
Materials -- 4.9%
Air Products & Chemicals, Inc...... 14,000    1,045,240

                                  SHARES    VALUE
Materials -- (continued)
Cemex S.A. de C.V. American
 Depository Receipt (b)(c)....... 11,800 $    417,484
Sealed Air Corporation........... 17,560    1,157,204
                                         ------------
                                            2,619,928
                                         ------------
Software & Services -- 4.4%
Google, Inc. (b).................  1,580      792,054
Oracle Corporation (b)........... 66,760    1,145,602
Satyam Computer Services Ltd.
 American Depository Receipt (c). 18,000      419,040
                                         ------------
                                            2,356,696
                                         ------------
Healthcare Equipment & Services -- 4.3%
Baxter International, Inc........ 19,000      943,540
Dentsply International, Inc...... 11,400      351,576
United Health Group, Inc......... 19,310    1,009,141
                                         ------------
                                            2,304,257
                                         ------------
Transportation -- 2.8%
FedEx Corporation................  7,120      786,048
United Parcel Service, Inc....... 10,200      737,256
                                         ------------
                                            1,523,304
                                         ------------
Media -- 2.0%
McGraw-Hill Companies, Inc....... 16,310    1,094,075
                                         ------------
Renewable Energy & Energy Efficiency -- 1.8%
Itron, Inc. (b)..................  3,910      225,372
Johnson Controls, Inc............  2,650      245,019
Ormat Technologies, Inc..........  5,000      195,950
MEMC Electronic Materials,
 Inc. (b)........................  6,400      335,360
                                         ------------
                                            1,001,701
                                         ------------
Retailing -- 1.8%
The Men's Wearhouse, Inc.........  7,500      322,050
Staples, Inc..................... 26,010      668,977
                                         ------------
                                              991,027
                                         ------------
Automobiles & Components -- 1.7%
Toyota Motor Corporation American
 Depository Receipt (c)..........  6,960      917,189
                                         ------------

                          GREEN CENTURY BALANCED FUND
                    PORTFOLIO OF INVESTMENTS -- (continued)

                               January 31, 2007
                                  (unaudited)

                                   SHARES       VALUE
Healthy Living -- 1.4%
United Natural Foods, Inc. (b)...      9,575 $    316,358
Whole Foods Market, Inc..........      9,470      409,009
                                             ------------
                                                  725,367
                                             ------------
Food & Beverage -- 1.3%
JM Smucker Company...............     14,480      687,655
                                             ------------
Banks -- 1.2%
Barclays PLC American
 Depository Receipt (c)..........      5,000      294,950
TCF Financial Corporation........     14,500      368,010
                                             ------------
                                                  662,960
                                             ------------
Telecommunication Services -- 1.2%
BT Group PLC American
 Depository Receipt (c)..........     10,500      640,920
                                             ------------
Consumer Durables & Apparel -- 1.0%
Liz Claiborne, Inc...............     12,500      555,000
                                             ------------
Commercial Services & Supplies -- 0.8%
Interface, Inc. (b)..............     26,400      401,808
                                             ------------
Consumer Services -- 0.3%
Bright Horizons Family Solutions,
 Inc. (b)........................      4,520      177,048
                                             ------------
Total Common Stocks
 (Cost $31,069,634)..............              35,926,753
                                             ------------

                                  PRINCIPAL
                                   AMOUNT
CORPORATE BONDS & NOTES -- 21.5%
Technology Hardware & Equipment -- 3.8%
IBM Corporation
 6.45%, due 8/01/07.............. $  500,000      502,552
Lexmark International, Inc.
 6.75%, due 5/15/08..............    500,000      507,931
Xerox Corporation
 7.625%, due 6/15/13.............  1,000,000    1,045,000
                                             ------------
                                                2,055,483
                                             ------------
Healthcare Equipment & Services -- 3.3%
Aetna, Inc.
 5.75%, due 6/15/11..............    595,000      603,111
HCA, Inc.
 6.30%, due 10/01/12.............  1,000,000      920,000

                                PRINCIPAL
                                 AMOUNT       VALUE
Healthcare Equipment & Services -- (continued)
United Health Group, Inc.
 4.875%, due 4/01/13........... $  250,000 $    242,572
                                           ------------
                                              1,765,683
                                           ------------
Telecommunication Services -- 2.9%
AT&T Corporation
 7.30%, due 11/15/11 (e).......  1,000,000    1,081,887
BellSouth Corporation
 4.75%, due 11/15/12...........    500,000      482,979
                                           ------------
                                              1,564,866
                                           ------------
Diversified Financials -- 2.7%
Fleet National Bank
 5.75%, due 1/15/09............    500,000      504,361
JPMorgan Chase & Company
 4.60%, due 1/17/11............    500,000      486,559
JPMorgan Chase & Company
 4.50%, due 1/15/12............    500,000      480,379
                                           ------------
                                              1,471,299
                                           ------------
Food & Beverage -- 2.4%
Dean Foods Company
 8.15%, due 8/01/07............  1,300,000    1,314,625
                                           ------------
Healthy Living -- 1.9%
NBTY, Inc.
 7.125%, due 10/01/15..........  1,000,000    1,002,500
                                           ------------
Software & Services -- 0.9%
Oracle Corporation
 5.00%, due 1/15/11............    500,000      494,271
                                           ------------
Transportation -- 0.9%
Ryder System, Inc.
 4.625%, due 4/01/10...........    500,000      489,571
                                           ------------
Banks -- 0.9%
M&I Marshall & Ilsley Bank
 3.95%, due 8/14/09............    500,000      484,627
                                           ------------
Consumer Durables & Apparel -- 0.9%
Newell Rubbermaid, Inc.
 4.00%, due 5/01/10............    500,000      478,641
                                           ------------
Automobiles & Components -- 0.9%
Toyota Motor Credit Corporation
 4.125%, due 7/25/17 (c)(e)....    500,000      476,851
                                           ------------
Total Corporate Bonds and Notes
 (Cost $11,765,749)............              11,598,417
                                           ------------

                          GREEN CENTURY BALANCED FUND
                    PORTFOLIO OF INVESTMENTS -- (concluded)

                               January 31, 2007
                                  (unaudited)

                                 PRINCIPAL
                                  AMOUNT        VALUE
U.S. GOVERNMENT AGENCIES -- 8.7%
Fannie Mae
 5.50%, due 3/01/12............. $  415,396  $    414,618
Federal Home Loan Bank
 4.60%, due 4/11/08.............    500,000       496,485
Federal Home Loan Bank
 5.14%, due 1/13/09.............    500,000       498,136
Federal Home Loan Bank
 5.40%, due 5/27/10.............    250,000       249,217
Federal Home Loan Bank
 4.27%, due 7/08/15.............    500,000       466,872
Freddie Mac
 5.00%, due 11/01/10............    500,000       494,594
SLM Corporation
 4.00%, due 7/25/14 (d).........  2,235,000     2,026,363
                                             ------------
Total U.S. Government Agencies
 (Cost $4,875,912)..............                4,646,285
                                             ------------
SHORT TERM OBLIGATION -- 2.8%
Repurchase Agreement -- Investors Bank &
 Trust Repurchase Agreement, 3.46%, dated
 01/31/07, due 02/01/07, proceeds $1,520,142
 (collateralized by U.S. Treasury Bonds,
 7.875%, due 02/15/2021, value at maturity
 $1,546,384) (Cost $1,516,063)..............    1,516,063
                                             ------------
TOTAL INVESTMENTS (a) -- 99.7%
  (Cost $49,227,358)......................     53,687,518
Other Assets Less Liabilities -- 0.3%.......      182,967
                                             ------------
NET ASSETS -- 100.0%........................ $ 53,870,485
                                             ============

--------
(a)The cost of investments for federal income tax purposes is $49,232,915 resulting in gross unrealized appreciation and depreciation of $5,233,738 and $779,135 respectively, or net unrealized appreciation of $4,454,603.
(b)Non-income producing security.
(c)Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(d)Floating rate bond. Rate shown is currently in effect at January 31, 2007.
(e)Step rate bond. Rate shown is currently in effect at January 31, 2007.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2007
                                  (unaudited)

  ASSETS:
  Investments, at value (cost $49,227,358)...................... $ 53,687,518
  Receivables for:
    Capital stock sold..........................................          309
    Interest....................................................      207,939
    Dividends...................................................       36,336
    Miscellaneous receivable....................................        1,804
                                                                 ------------
     Total assets...............................................   53,933,906
                                                                 ------------
  LIABILITIES:
  Payable for capital stock repurchased.........................          316
  Accrued expenses..............................................       63,105
                                                                 ------------
     Total liabilities..........................................       63,421
                                                                 ------------
  NET ASSETS.................................................... $ 53,870,485
                                                                 ============
  NET ASSETS CONSIST OF:
  Paid-in capital............................................... $ 62,311,376
  Undistributed net investment income...........................       24,477
  Accumulated net realized losses on investments................  (12,925,528)
  Net unrealized appreciation on investments....................    4,460,160
                                                                 ------------
  NET ASSETS.................................................... $ 53,870,485
                                                                 ============
  SHARES OUTSTANDING............................................    3,008,772
                                                                 ============
  NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $      17.90
                                                                 ============

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2007
                                  (unaudited)

INVESTMENT INCOME:
Interest income................................................................... $  464,918
Dividend income (net of $856 foreign withholding taxes)...........................    253,724
                                                                                   ----------
   Total investment income........................................................    718,642
                                                                                   ----------
EXPENSES:
Administrative services fee.......................................................    167,884
Investment advisory fee...........................................................    189,335
Distribution fee..................................................................     42,386
                                                                                   ----------
   Total expenses.................................................................    399,605
                                                                                   ----------
NET INVESTMENT INCOME.............................................................    319,037
                                                                                   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
  Investments and foreign currency transactions...................................  1,005,773

Change in net unrealized appreciation/depreciation on:
 Investments and foreign currency translations....................................  3,911,398
                                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS  4,917,171
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................. $5,236,208
                                                                                   ==========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            FOR THE SIX       FOR THE
                                                                                            MONTHS ENDED    YEAR ENDED
                                                                                          JANUARY 31, 2007 JULY 31, 2006
                                                                                            (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income..................................................................   $   319,037    $     83,227
  Net realized gains on investments and foreign currency transactions....................     1,005,773       5,364,850
  Change in net unrealized appreciation/depreciation on investments and foreign currency
   translations..........................................................................     3,911,398      (5,934,658)
                                                                                            -----------    ------------
  Net increase (decrease) in net assets resulting from operations........................     5,236,208        (486,581)
                                                                                            -----------    ------------
Dividends and distributions to shareholders:
   From net investment income............................................................      (292,791)        (89,058)
                                                                                            -----------    ------------
Capital share transactions:
  Proceeds from sales of shares..........................................................     2,359,022       6,174,587
  Reinvestment of dividends and distributions............................................       283,790          85,514
  Payments for shares redeemed...........................................................    (3,945,521)    (17,904,028)
                                                                                            -----------    ------------
  Net decrease in net assets resulting from capital share transactions...................    (1,302,709)    (11,643,927)
                                                                                            -----------    ------------
Total increase (decrease) in net assets..................................................     3,640,708     (12,219,566)
NET ASSETS:
  Beginning of period....................................................................    50,229,777      62,449,343
                                                                                            -----------    ------------
  End of period..........................................................................   $53,870,485    $ 50,229,777
                                                                                            ===========    ============
  Undistributed net investment income (loss).............................................   $    24,477    $     (1,769)

                          GREEN CENTURY BALANCED FUND
                             FINANCIAL HIGHLIGHTS

                                                          FOR THE SIX
                                                          MONTHS ENDED            FOR THE YEARS ENDED JULY 31,
                                                        JANUARY 31, 2007 --------------------------------------------
                                                          (UNAUDITED)      2006      2005     2004     2003     2002
Net Asset Value, beginning of period...................     $ 16.29      $ 16.52   $ 14.11  $ 13.88  $ 10.30  $ 15.94
                                                            -------      -------   -------  -------  -------  -------
Income from investment operations:
  Net investment income................................        0.11         0.03      0.05     0.12     0.16     0.14
  Net realized and unrealized gain (loss) on
   investments.........................................        1.60        (0.23)     2.42     0.23     3.59    (5.66)
                                                            -------      -------   -------  -------  -------  -------
Total increase (decrease) from investment operations...        1.71        (0.20)     2.47     0.35     3.75    (5.52)
                                                            -------      -------   -------  -------  -------  -------
Less dividends and distributions:
  Dividends from net investment income.................       (0.10)       (0.03)    (0.06)   (0.12)   (0.17)   (0.12)
  Distributions from net realized gains................          --           --        --       --       --       --
                                                            -------      -------   -------  -------  -------  -------
Total decrease from dividends and distributions........       (0.10)       (0.03)    (0.06)   (0.12)   (0.17)   (0.12)
                                                            -------      -------   -------  -------  -------  -------
Net Asset Value, end of period.........................     $ 17.90      $ 16.29   $ 16.52  $ 14.11  $ 13.88  $ 10.30
                                                            =======      =======   =======  =======  =======  =======
Total return...........................................       10.48%(a)    (1.22)%   17.41%    2.49%   36.83%  (34.80)%
Ratios/Supplemental data:
  Net assets, end of period (in 000's).................     $53,870      $50,230   $62,449  $50,398  $71,306  $36,225
  Ratio of expenses to average net assets..............        1.51%(b)     2.39%     2.38%    2.37%    2.44%    2.39%
  Ratio of net investment income to average net assets.        1.20%(b)     0.15%     0.35%    0.71%    1.51%    0.95%
  Portfolio turnover...................................          18%(a)      110%       86%      81%      94%      70%

(a)Not annualized
(b)Annualized

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                           PORTFOLIO OF INVESTMENTS

                               January 31, 2007
                                  (unaudited)

COMMON STOCKS -- 99.6%
                                   SHARES    VALUE
Banks -- 10.0%
BB&T Corporation..................  3,300 $    139,458
Cathay General Bancorporation.....    300       10,398
Chittenden Corporation............    300        9,138
Comerica, Inc.....................  1,000       59,300
Fannie Mae........................  6,000      339,180
Fifth Third Bancorp...............  3,400      135,660
First Horizon National Corporation    800       34,880
FirstFed Financial Corporation (b)    100        6,895
Freddie Mac.......................  4,200      272,706
Heartland Financial USA, Inc......    100        2,859
KeyCorp...........................  2,500       95,425
M&T Bank Corporation..............    500       60,655
MGIC Investment Corporation.......    500       30,860
National City Corporation.........  3,900      147,615
PNC Financial Services Group......  1,800      132,786
Popular, Inc......................  1,700       31,042
Regions Financial Corporation.....  4,500      163,170
Sovereign Bancorp, Inc............  2,200       54,230
SunTrust Banks, Inc...............  2,200      182,820
Synovus Financial Corporation.....  2,000       63,860
U.S. Bancorp...................... 10,800      384,480
Wachovia Corporation.............. 11,700      661,050
Wainwright Bank Trust Company.....     50          568
Washington Mutual, Inc............  5,800      258,622
Wells Fargo & Company............. 20,600      739,952
                                          ------------
                                             4,017,609
                                          ------------
Technology Hardware & Equipment -- 8.9%
3Com Corporation (b)..............  2,300        8,970
Adaptec, Inc. (b).................    700        2,520
ADC Telecommunications, Inc. (b)..    700       11,298
Andrew Corporation (b)............  1,000       10,620
Apple, Inc. (b)...................  5,200      445,796
Arrow Electronics, Inc. (b).......    700       24,675
CDW Corporation...................    400       25,668
Cisco Systems, Inc. (b)........... 37,100      986,489
Coherent, Inc. (b)................    200        6,150
Dell, Inc. (b).................... 13,900      337,075
EMC Corporation (b)............... 13,400      187,466
Gerber Scientific, Inc. (b).......    100        1,233
Hewlett-Packard Company........... 16,800      727,104
Imation Corporation...............    200        8,702
Lexmark International, Inc. (b)...    600       37,818

                                  SHARES    VALUE
Technology Hardware & Equipment -- (continued)
Merix Corporation (b)............    100 $        862
Molex, Inc.......................    900       26,451
Palm, Inc. (b)...................    600        8,298
Plantronics, Inc.................    300        5,910
Polycom, Inc. (b)................    500       16,810
Qualcomm, Inc.................... 10,100      380,366
Solectron Corporation (b)........  5,400       17,550
Sun Microsystems, Inc. (b)....... 21,300      141,432
Tektronix, Inc...................    500       14,135
Tellabs, Inc. (b)................  2,700       27,189
Xerox Corporation (b)............  5,900      101,480
                                         ------------
                                            3,562,067
                                         ------------
Diversified Financials -- 8.3%
A.G. Edwards, Inc................    500       33,105
Allied Capital Corporation.......    900       25,974
American Express Company.........  7,400      430,828
Capital One Financial Corporation  2,500      201,000
Charles Schwab Corporation.......  6,200      117,304
Chicago Mercantile Exchange......    200      112,660
CIT Group........................  1,200       70,752
Franklin Resources, Inc..........  1,000      119,110
J.P. Morgan Chase & Company...... 21,200    1,079,716
Janus Capital Group, Inc.........  1,200       24,576
Medallion Financial Corporation..    100        1,129
Mellon Financial Corporation.....  2,500      106,850
Merrill Lynch & Company, Inc.....  5,400      505,224
Moody's Corporation..............  1,400      100,184
Northern Trust Corporation.......  1,100       66,825
SLM Corporation..................  2,500      114,900
State Street Corporation.........  2,000      142,100
T. Rowe Price Group, Inc.........  1,600       76,784
Tradestation Group, Inc. (b).....    200        2,552
                                         ------------
                                            3,331,573
                                         ------------
Pharmaceuticals & Biotechnology -- 8.0%
Affymetrix, Inc. (b).............    400        9,984
Allergan, Inc....................    900      105,039
Amgen, Inc. (b)..................  7,100      499,627
Biogen Idec, Inc. (b)............  2,100      101,514
Digene Corporation (b)...........    100        5,145
Dionex Corporation (b)...........    100        5,942
Forest Laboratories, Inc. (b)....  1,900      106,609
Genzyme Corporation (b)..........  1,600      105,168

                           GREEN CENTURY EQUITY FUND
                    PORTFOLIO OF INVESTMENTS -- (continued)

                               January 31, 2007
                                  (unaudited)

                                   SHARES    VALUE
Pharmaceuticals & Biotechnology -- (continued)
Gilead Sciences, Inc. (b).........  2,800 $    180,096
Invitrogen Corporation (b)........    300       18,369
Johnson & Johnson................. 17,700    1,182,360
King Pharmaceuticals, Inc. (b)....  1,500       26,790
MedImmune, Inc. (b)...............  1,500       51,990
Merck & Co., Inc.................. 13,300      595,175
Millipore Corporation (b).........    300       20,544
Mylan Laboratories................  1,300       28,782
Thermo Fisher Scientific, Inc. (b)  2,500      119,625
Waters Corporation (b)............    600       34,014
Watson Pharmaceuticals, Inc. (b)..    600       16,332
                                          ------------
                                             3,213,105
                                          ------------
Software & Services -- 6.9%
Adobe Systems, Inc. (b)...........  3,600      139,932
Advent Software, Inc. (b).........    100        3,575
Autodesk, Inc. (b)................  1,400       61,208
Automatic Data Processing.........  3,400      162,248
BMC Software, Inc. (b)............  1,300       44,707
Ceridian Corporation (b)..........    900       26,973
Compuware Corporation (b).........  2,100       18,837
Convergys Corporation (b).........    800       20,832
eBay, Inc. (b)....................  7,100      229,969
Electronic Arts, Inc. (b).........  1,900       95,000
Electronic Data Systems
 Corporation......................  3,200       84,192
Microsoft Corporation............. 52,900    1,632,494
Novell, Inc. (b)..................  2,000       14,500
Paychex, Inc......................  2,100       84,021
Red Hat, Inc. (b).................  1,200       27,276
Salesforce.com, Inc. (b)..........    500       21,915
Sapient Corporation (b)...........    500        3,140
Symantec Corporation (b)..........  5,700      100,947
                                          ------------
                                             2,771,766
                                          ------------
Telecommunication Services -- 6.3%
AT&T, Inc......................... 38,275    1,440,288
Citizens Communications
 Company..........................  2,000       29,320
Sprint Nextel Corporation......... 17,600      313,808
Telephone & Data Systems, Inc.....    600       33,570
Verizon Communications, Inc....... 17,900      689,508
                                          ------------
                                             2,506,494
                                          ------------

                                   SHARES    VALUE
Retailing -- 5.5%
Autozone, Inc. (b)................    300 $     37,689
Bed Bath & Beyond, Inc. (b).......  1,700       71,723
Best Buy Company, Inc.............  2,500      126,000
Charming Shoppes, Inc. (b)........    800       10,496
Circuit City Stores, Inc..........    900       18,369
Claire's Stores, Inc..............    600       20,640
Dollar General....................  1,900       32,186
Family Dollar Stores..............    900       29,160
Foot Locker, Inc..................    900       20,196
Gap, Inc..........................  3,200       61,344
Genuine Parts Company.............  1,000       47,520
Home Depot, Inc................... 12,500      509,250
J.C. Penney Company, Inc .........  1,400      113,736
Limited Brands....................  2,100       58,674
Lowe's Companies, Inc.............  9,300      313,503
Men's Wearhouse, Inc..............    300       12,882
Nordstrom, Inc....................  1,400       77,994
Office Depot, Inc. (b)............  1,700       63,563
Pep Boys -- Manny, Moe & Jack.....    300        4,593
Radioshack Corporation............    800       17,680
Staples, Inc......................  4,400      113,168
Target Corporation................  5,300      325,208
Tiffany & Company.................    800       31,408
TJX Companies, Inc................  2,800       82,796
                                          ------------
                                             2,199,778
                                          ------------
Healthcare Equipment & Services -- 5.5%
Bausch & Lomb, Inc................    300       16,704
Baxter International, Inc.........  4,000      198,640
Becton Dickinson & Company........  1,500      115,410
Biomet, Inc.......................  1,500       63,540
Boston Scientific Corporation (b).  7,200      132,840
C.R. Bard, Inc....................    600       49,512
CIGNA Corporation.................    600       79,440
Cross Country Healthcare, Inc. (b)    100        2,256
Gen-Probe, Inc. (b)...............    300       15,516
Health Management Association,
 Class A..........................  1,500       29,175
Hillenbrand Industries............    400       22,804
Humana, Inc. (b)..................  1,000       55,500
IMS Health, Inc...................  1,200       34,632
Invacare Corporation..............    200        4,318
Manor Care, Inc...................    500       26,620
McKesson Corporation..............  1,800      100,350

                           GREEN CENTURY EQUITY FUND
                    PORTFOLIO OF INVESTMENTS -- (continued)

                               January 31, 2007
                                  (unaudited)

                                    SHARES    VALUE
Healthcare Equipment & Services -- (continued)
Medtronic, Inc.....................  7,000 $    374,150
Molina Healthcare, Inc. (b)........    100        3,083
Patterson Companies, Inc. (b)......    900       33,849
Quest Diagnostics..................  1,000       52,480
Sierra Health Services (b).........    300       12,060
St Jude Medical, Inc. (b)..........  2,200       94,072
Stryker Corporation................  1,800      111,492
Synovis Life Technologies, Inc. (b)    100        1,235
UnitedHealth Group, Inc............  8,200      428,532
Zimmer Holdings, Inc. (b)..........  1,500      126,330
                                           ------------
                                              2,184,540
                                           ------------
Household & Personal Products -- 4.7%
Alberto-Culver Company.............    500       11,435
Avon Products, Inc.................  2,700       92,853
Church & Dwight Company, Inc.......    400       18,124
Clorox Company.....................    900       58,878
Colgate-Palmolive Company..........  3,100      211,730
Estee Lauder Companies, Inc. (The),
 Class A...........................    800       38,000
Kimberly-Clark Corporation.........  2,800      194,320
Procter & Gamble Company........... 19,400    1,258,478
                                           ------------
                                              1,883,818
                                           ------------
Food & Beverage -- 4.5%
Campbell Soup Company..............  1,300       50,024
Chiquita Brands International......    300        4,761
Coca-Cola Company (The)............ 12,500      598,500
Dean Foods Company (b).............    800       35,400
General Mills, Inc.................  2,100      120,204
Green Mountain Coffee Roasters,
 Inc. (b)..........................     50        2,956
H.J. Heinz Company.................  2,000       94,240
Hershey Company (The)..............  1,100       56,144
J.M. Smucker Company (The).........    300       14,247
Kellogg Company....................  1,500       73,905
McCormick & Company, Inc...........    800       31,232
PepsiAmericas, Inc.................    400        8,820
Pepsico, Inc....................... 10,000      652,400
Tootsie Roll Industries, Inc.......    200        6,344
Wm. Wrigley Jr. Company............  1,300       66,976
                                           ------------
                                              1,816,153
                                           ------------

                                  SHARES    VALUE
Semiconductors -- 3.9%
Advanced Micro Devices (b).......  3,300 $     51,315
Analog Devices...................  2,100       68,775
Applied Materials, Inc...........  8,500      150,705
Entegris, Inc. (b)...............    800        8,584
Intel Corporation................ 35,300      739,888
Lam Research Corporation (b).....    900       41,229
LSI Logic Corporation (b)........  2,400       22,560
Micron Technology, Inc. (b)......  4,600       59,570
National Semiconductor
 Corporation.....................  1,800       41,634
Novellus Systems, Inc. (b).......    800       24,664
Texas Instruments, Inc...........  9,100      283,829
Xilinx, Inc......................  2,100       51,030
                                         ------------
                                            1,543,783
                                         ------------
Media -- 3.7%
Dow Jones & Company, Inc.........    400       15,084
E.W. Scripps Company (The),
 Class A.........................    500       24,415
Emmis Communciations, Class A....    200        1,728
Lee Enterprises, Inc.............    300        9,969
McClatchy Company (The)..........    200        7,736
McGraw-Hill Companies, Inc.......  2,200      147,576
Media General, Inc., Class A.....    100        4,001
Meredith Corporation.............    200       11,792
New York Times Company,
 Class A.........................    900       20,781
Omnicom Group....................  1,000      105,200
Radio One, Inc. (b)..............     50          366
Scholastic Corporation (b).......    200        7,070
Time Warner, Inc................. 24,300      531,441
Tribune Company..................  1,200       36,648
Univision Communications,
 Class A (b).....................  1,500       53,565
Valassis Communications, Inc. (b)    300        4,611
Walt Disney Company (The)........ 12,700      446,659
Washington Post Company,
 Class B.........................     40       30,508
                                         ------------
                                            1,459,150
                                         ------------
Insurance -- 3.4%
Aflac, Inc.......................  3,000      142,830
Ambac Financial Group, Inc.......    600       52,860
Chubb Corporation................  2,500      130,100
Cincinnati Financial Corporation.  1,100       49,214

                           GREEN CENTURY EQUITY FUND
                    PORTFOLIO OF INVESTMENTS -- (continued)

                               January 31, 2007
                                  (unaudited)

                                   SHARES    VALUE
Insurance -- (continued)
Hartford Financial Services Group. 1,900  $    180,329
Lincoln National Corporation...... 1,800       120,852
Marsh & McLennan Companies........ 3,400       100,300
MBIA, Inc.........................   800        57,464
Principal Financial Group......... 1,700       104,737
Progressive Corporation........... 4,700       108,993
Safeco Corporation................   600        38,406
St. Paul Travelers Companies, Inc.
 (The)............................ 4,200       213,570
UnumProvident Corporation......... 2,100        46,200
Wesco Financial Corporation.......    30        14,514
                                          ------------
                                             1,360,369
                                          ------------
Capital Goods -- 3.3%
3M Company........................ 4,500       334,350
A.O. Smith Corporation............   100         3,835
American Power Conversion......... 1,000        30,740
Apogee Enterprises, Inc...........   200         3,806
Baldor Electric...................   200         7,064
CLARCOR, Inc......................   300        10,398
Cooper Industries, Inc., Class A..   600        54,834
Cummins, Inc......................   300        40,368
Deere & Company................... 1,400       140,392
Donaldson Company, Inc............   400        14,088
Emerson Electric Company.......... 4,900       220,353
Fastenal Company..................   800        29,824
GATX Corporation..................   300        13,680
Graco, Inc........................   400        16,308
Granite Construction, Inc.........   200        10,712
Hubbell, Inc., Class B............   400        19,280
Illinois Tool Works............... 2,600       132,574
Kadant, Inc. (b)..................   100         2,735
Lawson Products, Inc..............    50         2,220
Lincoln Electric Holdings.........   300        18,231
Masco Corporation................. 2,400        76,776
Milacron, Inc. (b)................   300           264
Nordson Corporation...............   200        10,344
Pall Corporation..................   700        24,332
SPX Corporation...................   400        28,076
Tennant Company...................   100         3,092
Thomas & Betts Corporation (b)....   300        14,367
Toro Company......................   300        15,381
Trex Company, Inc. (b)............   100         2,676
W.W Grainger, Inc.................   400        31,060
                                          ------------
                                             1,312,160
                                          ------------

                                     SHARES    VALUE
Energy -- 3.2%
Anadarko Petroleum Corporation...... 2,800  $    122,500
Apache Corporation.................. 2,000       145,940
Cameron International
 Corporation (b)....................   700        36,750
Chesapeake Energy Corporation....... 2,500        74,025
Devon Energy Corporation............ 2,700       189,243
EOG Resources, Inc.................. 1,500       103,695
Helmerich & Payne...................   600        16,098
Kinder Morgan, Inc..................   700        74,200
National Oilwell Varco, Inc. (b).... 1,100        66,704
Newfield Exploration Company (b)....   800        34,248
Noble Energy, Inc................... 1,100        58,751
Pioneer Natural Resources
 Company............................   800        32,800
Rowan Companies, Inc................   700        23,023
Smith International, Inc............ 1,200        47,616
Sunoco, Inc.........................   800        50,504
Williams Companies, Inc............. 3,600        97,164
XTO Energy, Inc..................... 2,200       111,034
                                            ------------
                                               1,284,295
                                            ------------
Transportation -- 2.5%
Alaska Air Group, Inc. (b)..........   200         8,570
AMR Corporation (b)................. 1,400        51,870
FedEx Corporation................... 1,900       209,760
JetBlue Airways (b)................. 1,100        15,048
Kansas City Southern (b)............   500        15,030
Norfolk Southern Corporation........ 2,400       119,160
Ryder System, Inc...................   400        21,816
Southwest Airlines.................. 4,800        72,480
United Parcel Service, Inc., Class B 6,600       477,048
YRC Worldwide, Inc. (b).............   300        13,305
                                            ------------
                                               1,004,087
                                            ------------
Food & Staples Retailing -- 2.5%
Costco Wholesale Corporation........ 2,800       157,304
CVS Corporation..................... 5,000       168,250
Kroger Company...................... 4,400       112,640
Longs Drugstores Corporation........   200         8,600
Safeway, Inc........................ 2,700        97,281
Supervalu, Inc...................... 1,300        49,374
Sysco Corporation................... 3,800       131,290
Walgreen Company.................... 6,100       276,330
                                            ------------
                                               1,001,069
                                            ------------

                           GREEN CENTURY EQUITY FUND
                    PORTFOLIO OF INVESTMENTS -- (continued)

                               January 31, 2007
                                  (unaudited)

                                  SHARES    VALUE
Consumer Durables & Apparel -- 1.9%
American Greetings Corporation,
 Class A.........................   400  $      9,608
Black & Decker Corporation.......   400        34,912
Centex Corporation...............   700        37,583
Champion Enterprises, Inc. (b)...   500         4,105
Coach, Inc. (b).................. 2,200       100,892
D.R. Horton, Inc................. 1,700        49,402
Harman International.............   400        37,828
Hartmarx Corporation (b).........   200         1,396
KB Home..........................   500        27,110
Leggett & Platt, Inc............. 1,100        26,664
Liz Claiborne, Inc...............   600        26,640
Mattel, Inc...................... 2,300        56,028
Newell Rubbermaid, Inc........... 1,700        50,218
Nike, Inc., Class B.............. 1,200       118,572
Phillips-Van Heusen Corporation..   300        16,545
Pulte Homes, Inc................. 1,300        44,642
Snap-On, Inc.....................   400        19,284
Stanley Works (The)..............   500        28,630
Stride Rite Corporation..........   200         3,452
Timberland Company (The) (b).....   300         9,051
Tupperware Brands Corporation....   400         9,332
Whirlpool Corporation............   500        45,715
                                         ------------
                                              757,609
                                         ------------
Materials -- 1.8%
Air Products & Chemicals, Inc.... 1,300        97,058
Airgas, Inc......................   500        20,810
Bemis Company....................   600        20,346
Cabot Corporation................   400        17,896
Calgon Carbon Corporation (b)....   200         1,254
Caraustar Industries, Inc. (b)...   200         1,592
Chaparral Steel Company..........   300        15,384
Crown Holdings, Inc. (b)......... 1,000        22,070
Ecolab, Inc...................... 1,100        48,290
H.B. Fuller Company..............   400        10,348
Lubrizol Corporation.............   400        20,608
MeadWestvaco Corporation......... 1,100        33,154
Minerals Technologies, Inc.......   100         5,807
Nucor Corporation................ 1,800       116,172
Praxair, Inc..................... 2,000       126,120
Rock-Tenn Company, Class A.......   200         6,544
Rohm And Haas Company............   900        46,854
Schnitzer Steel Industries, Inc.,
 Class A.........................   100         3,850

                              SHARES    VALUE
Materials -- (continued)
Sealed Air Corporation.......   500  $     32,950
Sigma-Aldrich Corporation....   800        30,360
Sonoco Products Company......   600        23,100
Valspar Corporation..........   600        16,908
Wausau Paper Corporation.....   300         4,272
Wellman, Inc.................   200           570
Worthington Industries.......   400         7,672
                                     ------------
                                          729,989
                                     ------------
Consumer Services -- 1.5%
Bright Horizons Family
 Solututions (b).............   200         7,834
Darden Restaurants, Inc......   900        35,226
DeVry, Inc...................   400        11,264
McDonald's Corporation....... 7,600       337,060
Ruby Tuesday, Inc............   400        11,444
Starbucks Corporation (b).... 4,600       160,724
Wendy's International, Inc...   600        20,376
                                     ------------
                                          583,928
                                     ------------
Utilities -- 1.0%
AGL Resources, Inc...........   500        19,650
Alliant Energy Corporation...   700        25,445
Atmos Energy Corporation.....   500        15,620
Cascade Natural Gas..........   100         2,601
Cleco Corporation............   400        10,216
Energen Corporation..........   400        18,512
Equitable Resources, Inc.....   700        30,275
IDACORP, Inc.................   300        11,085
KeySpan Corporation.......... 1,100        44,880
MGE Energy, Inc..............   100         3,418
National Fuel Gas Company....   500        20,345
Nicor, Inc...................   300        13,650
NiSource, Inc................ 1,700        40,460
Northwest Natural Gas Company   200         8,138
OGE Energy Corporation.......   600        23,232
Peoples Energy Corporation...   200         8,710
Pepco Holdings, Inc.......... 1,200        30,696
Questar Corporation..........   500        40,600
Southern Union Company.......   700        19,467
WGL Holdings.................   300         9,489
                                     ------------
                                          396,489
                                     ------------

                           GREEN CENTURY EQUITY FUND
                    PORTFOLIO OF INVESTMENTS -- (concluded)

                               January 31, 2007
                                  (unaudited)

                                SHARES    VALUE
Real Estate -- 0.8%
Equity Office Properties Trust. 2,200  $    122,210
General Growth Properties...... 1,500        92,280
Maguire Properties, Inc........   200         8,690
ProLogis....................... 1,500        97,500
                                       ------------
                                            320,680
                                       ------------
Commercial Services & Supplies -- 0.8%
Avery Dennison Corporation.....   600        41,016
Brady Corporation, Class A.....   300        11,235
Deluxe Corporation.............   300         8,976
Herman Miller, Inc.............   400        15,040
HNI Corporation................   300        14,562
IKON Office Solutions, Inc.....   800        11,920
Interface, Inc., Class A (b)...   300         4,566
Kelly Services.................   100         3,101
Monster Worldwide, Inc. (b)....   800        39,528
Pitney Bowes, Inc.............. 1,400        67,018
R.R. Donnelley & Sons Company.. 1,300        48,230
Robert Half International, Inc. 1,000        40,700
Standard Register..............   100         1,263
Steelcase, Inc.................   400         7,836
                                       ------------
                                            314,991
                                       ------------
Renewable Energy & Energy Efficiency -- 0.3%
Energy Conversion Devices (b)..   200         6,890
Itron, Inc. (b)................   200        11,528
Johnson Controls, Inc.......... 1,200       110,952
Ormat Technologies, Inc........    50         1,960
                                       ------------
                                            131,330
                                       ------------
Automobiles & Components -- 0.3%
Bandag, Inc....................   100         5,095
Cooper Tire & Rubber...........   400         6,396
Harley-Davidson, Inc........... 1,600       109,232
Modine Manufacturing Company...   200         5,232
Spartan Motors, Inc............   150         2,511
                                       ------------
                                            128,466
                                       ------------

                                      SHARES    VALUE
Healthy Living -- 0.2%
Gaiam, Inc. (b)......................  100   $      1,268
Hain Celestial Group, Inc. (The) (b).  200          5,880
United Natural Foods, Inc. (b).......  300          9,912
Whole Foods Market, Inc..............  900         38,871
Wild Oats Markets, Inc. (b)..........  200          2,906
                                             ------------
                                                   58,837
                                             ------------
Total Securities
 (Cost $38,230,679).........................   39,874,134
                                             ------------
SHORT TERM OBLIGATION -- 0.3%
Repurchase Agreement -- Investors Bank &
 Trust Repurchase Agreement, 3.50%, dated
 01/31/07, due 02/01/07, proceeds $99,847.03
 (collateralized by U.S. Treasury Bonds,
 6.782%, due 03/01/2029, value at maturity
 $104,829) (Cost $99,837)...................       99,837
                                             ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $38,330,516)......................     39,973,971
Other Assets Less Liabilities -- 0.1%.......       50,073
                                             ------------
NET ASSETS -- 100%.......................... $ 40,024,044
                                             ============

--------
(a)The cost of investments for federal income tax purposes is $38,331,358 resulting in gross unrealized appreciation and depreciation of $2,036,776 and $394,163 respectively, or net unrealized appreciation of $1,642,613.
(b)Non-income producing security

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2007
                                  (unaudited)

   ASSETS:
   Investments, at value (cost $38,330,516)...................... $39,973,971
   Receivables for:
    Capital stock sold...........................................      17,236
    Interest.....................................................          10
    Dividends....................................................      63,666
                                                                  -----------
      Total assets...............................................  40,054,883
                                                                  -----------
   LIABILITIES:
   Payable for capital stock repurchased.........................         306
   Accrued expenses..............................................      30,533
                                                                  -----------
      Total liabilities..........................................      30,839
                                                                  -----------
   NET ASSETS.................................................... $40,024,044
                                                                  ===========
   NET ASSETS CONSIST OF:
   Paid-in capital............................................... $36,115,945
   Undistributed net investment income...........................      33,373
   Accumulated net realized gain on investments..................   2,231,271
   Net unrealized appreciation on investments....................   1,643,455
                                                                  -----------
   NET ASSETS.................................................... $40,024,044
                                                                  ===========
   SHARES OUTSTANDING............................................   1,756,698
                                                                  ===========
   NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $     22.78
                                                                  ===========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2007
                                  (unaudited)

INVESTMENT INCOME:
Interest income................................................... $    12,456
Dividend income (net of $23 foreign withholding taxes)............     122,500
Investment income from Domini Social Equity Trust ("Domini Trust")     205,796
                                                                   -----------
   Total investment income........................................     340,752
                                                                   -----------
EXPENSES:
Administrative services fee.......................................     134,070
Investment advisory fee...........................................      17,277
Expenses from Domini Trust........................................      24,100
                                                                   -----------
   Total expenses.................................................     175,447
                                                                   -----------
NET INVESTMENT INCOME.............................................     165,305
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
 Investments......................................................       3,312
 Investments allocated from Domini Trust..........................     298,836
 Withdrawal of investment from Domini Trust.......................   9,896,339
                                                                   -----------
                                                                    10,198,487
Change in net unrealized appreciation/depreciation on:
 Investments......................................................   1,643,455
 Investments allocated from Domini Trust..........................  (7,010,701)
                                                                   -----------
                                                                    (5,367,246)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................   4,831,241
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $ 4,996,546
                                                                   ===========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE SIX       FOR THE
                                                                                     MONTHS ENDED    YEAR ENDED
                                                                                   JANUARY 31, 2007 JULY 31, 2006
                                                                                     (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income...........................................................   $   165,305     $    67,326
Net realized gains (losses) on:
  Investments.....................................................................         3,312              --
  Investments allocated from Domini Trust.........................................       298,836        (877,419)
  Withdrawal of investment from Domini Trust......................................     9,896,339              --
Change in net unrealized appreciation/depreciation on:
  Investments.....................................................................     1,643,455              --
  Investments allocated from Domini Trust.........................................    (7,010,701)        884,972
                                                                                     -----------     -----------
  Net increase in net assets resulting from operations............................     4,996,546          74,879
                                                                                     -----------     -----------
Dividends and distributions to shareholders:
  From net investment income......................................................      (173,144)        (55,690)
                                                                                     -----------     -----------
Capital share transactions:
  Proceeds from sales of shares...................................................     4,242,201       2,575,101
  Reinvestment of dividends and distributions.....................................       169,389          54,195
  Payments for shares redeemed....................................................    (2,148,611)     (5,094,268)
                                                                                     -----------     -----------
  Net increase (decrease) in net assets resulting from capital share transactions.     2,262,979      (2,464,972)
                                                                                     -----------     -----------
Total increase (decrease) in net assets...........................................     7,086,381      (2,445,783)
NET ASSETS:
  Beginning of period.............................................................    32,937,663      35,383,446
                                                                                     -----------     -----------
  End of period...................................................................   $40,024,044     $32,937,663
                                                                                     ===========     ===========
  Undistributed net investment income.............................................   $    33,373     $    41,212

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                             FINANCIAL HIGHLIGHTS

                                                          FOR THE SIX
                                                          MONTHS ENDED            FOR THE YEARS ENDED JULY 31,
                                                        JANUARY 31, 2007 --------------------------------------------
                                                          (UNAUDITED)      2006     2005     2004      2003     2002
Net Asset Value, beginning of period...................     $ 19.91      $ 19.91  $ 18.18  $ 16.45   $ 14.85  $ 20.84
                                                            -------      -------  -------  -------   -------  -------
Income from investment operations:
  Net investment income (loss).........................        0.09         0.04     0.12       --      0.01    (0.05)
  Net realized and unrealized gain (loss) on
   investments.........................................        2.88        (0.01)    1.72     1.74      1.59    (4.62)
                                                            -------      -------  -------  -------   -------  -------
Total increase (decrease) from investment operations...        2.97         0.03     1.84     1.74      1.60    (4.67)
                                                            -------      -------  -------  -------   -------  -------
Less dividends and distributions:
  Dividends from net investment income.................       (0.10)       (0.03)   (0.11)   (0.01)       --       --
  Distributions from net realized gains................          --           --       --       --        --    (1.32)
                                                            -------      -------  -------  -------   -------  -------
Total decrease from dividends and distributions........       (0.10)       (0.03)   (0.11)   (0.01)       --    (1.32)
                                                            -------      -------  -------  -------   -------  -------
Net Asset Value, end of period.........................     $ 22.78      $ 19.91  $ 19.91  $ 18.18   $ 16.45  $ 14.85
                                                            =======      =======  =======  =======   =======  =======
Total return...........................................       14.93%(b)     0.16%   10.10%   10.61%    10.77%  (23.67)%
Ratios/Supplemental data:
  Net assets, end of period (in 000's).................     $40,024      $32,938  $35,383  $33,152   $29,347  $27,387
  Ratio of expenses to average net assets..............        0.95%(c)     1.50%    1.50%    1.50%     1.50%    1.50%
  Ratio of net investment income (loss) to average net
   assets..............................................        0.90%(c)     0.20%    0.64%   (0.01)%    0.05%   (0.26)%
  Portfolio turnover (a)...............................           2%(d)       12%       9%       8%        8%      13%

(a)Represents portfolio turnover for the Domini Social Equity Trust ("Domini Trust") for the years ended 2006, 2005, 2004, 2003 and 2002.
(b)Not annualized.
(c)Annualized.
(d)Represents portfolio turnover for the Equity Fund from November 28, 2006 to January 31, 2007. The portfolio turnover for the Domini Trust from August 1, 2006 to November 27, 2006 was 1%. For further information regarding the withdrawal of the Equity Fund's investment in the Domini Trust, please see the notes to the financial statements.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

NOTE 1 -- Organization and Significant Accounting Policies
   Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"), collectively, the "Funds". The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
   Through November 27, 2006, the Equity Fund invested substantially all of its assets in the Domini Social Equity Trust (the "Domini Trust"), an open-end, diversified management investment company which had the same investment objective as the Fund. The Equity Fund accounted for its investment in the Domini Trust as a partnership investment and recorded its share of the Domini Trust income, expenses and realized and unrealized gains and losses daily. The value of such investment reflected the Fund's proportionate interest in the net assets of the Domini Trust (2.57% at November 27, 2006). Effective November 28, 2006, the Equity Fund withdrew its investment from the Domini Trust and directly invested in the securities of the companies included in the Domini 400 Social/SM/ Index (the "Domini Index").
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
    (A)Investment Valuation for the Balanced Fund, and effective November 28, 2006, for the Equity Fund: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCap/SM/ securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                 NOTES TO FINANCIAL STATEMENTS -- (continued)

       Investment Valuation for the Equity Fund through November 27,
       2006: Through November 27, 2006, the Equity Fund recorded its investment in the Domini Trust at fair value. The Domini Trust valued securities listed or traded on national securities exchanges at the last sale price or, if there were no sales that day, at the mean of the current bid and ask price that represented the current value of the security. Securities listed on the NASDAQ National Market System were valued using the NASDAQ Official Closing Price ("NOCP"). If an NOCP was not available for a security listed on the NASDAQ National Market System, the security was valued at the last sale price or, if there were no sales that day, at the mean of the current bid and ask price. Portfolio securities for which market quotations were not readily available were valued at fair value as determined in good faith under consistently applied procedures by or at the direction of the Domini Trust's Board of Trustees.
    (B)Securities Transactions and Investment Income for the Balanced Fund, and effective November 28, 2006, for the Equity Fund: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
       Securities Transactions, Investment Income and Expenses for the Equity Fund through November 27, 2006: Through November 27, 2006, the Equity Fund recorded daily its proportionate share of the Domini Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
    (C)Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.
       The Funds may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.
    (D)Repurchase Agreements: The Balanced Fund, and effective November 28, 2006, the Equity Fund, may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                 NOTES TO FINANCIAL STATEMENTS -- (continued)

       that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.
    (E)Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
    (F)Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.
    (G)Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the six months ended January 31, 2007, the Balanced Fund and Equity Fund received $143 and $342, respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.

NOTE 2 -- Transactions With Affiliates
    (A)Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and effective November 28, 2006, for the Equity Fund. Green Century oversees the portfolio management of the Funds on a day-to-day basis. For the period August 1, 2006 through November 27, 2006, the Balanced Fund paid Green Century a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets. Effective November 28, 2006, the Balanced Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate equal to 0.65% of the Balanced Fund's average daily net assets. Effective November 28, 2006, the Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund's average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion.
    (B)Subadvisers: Trillium Asset Management Corporation ("Trillium") is the subadviser for the Balanced Fund. Trillium is paid a fee by the Adviser at an annual rate of 0.40% on the first $30,000,000 of average daily net assets and 0.35% on average daily net assets in excess of

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                 NOTES TO FINANCIAL STATEMENTS -- (continued)

       $30,000,000 for its services. For the six months ended January 31, 2007, Green Century accrued fees of $100,382 to Trillium. As of November 28, 2006, Mellon Equity Associates, LLP ("Mellon") is the subadviser for the Equity Fund. Mellon is paid a fee by the Adviser the greater of $50,000 or 0.08% of the value of the average daily net assets of the Fund up to but not including $100 million, 0.05% of the average daily net assets of the Fund from and including $100 million up to but not including $500 million, 0.02% of the average daily net assets of the Fund from and including $500 million up to but not including $1 billion and 0.01% of the average daily net assets of the Fund equal to or in excess of $1 billion for its services. For the period ended January 31, 2007, Green Century accrued fees of $8,904 to Mellon.
    (C)Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; fees under a Distribution Plan, if any; interest; taxes; brokerage costs and other capital expenses; expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For the period August 1, 2006 through August 24, 2006, for these services Green Century received a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, were limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the Fund's average daily net assets in excess of $100 million. Effective August 25, 2006, the Balanced Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.38% of the Fund's average daily net assets. For the period August 1, 2006 to August 2, 2006, Green Century received a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Domini Trust (including investment advisory and distribution fees), on an annual basis, did not exceed 1.50% of the Fund's average daily net assets. Effective August 3, 2006, the Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 0.95% of the Fund's average daily net assets.
    (D)Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. ("UMBFS") as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2007, Green Century accrued fees of $40,986 and $39,962 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.
    (E)Distribution Plan: Effective November 28, 2006 the Trust discontinued its Distribution Plan (the "Plan") with respect to the Balanced Fund. Prior to November 28, 2006 the Trust had adopted the Plan with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provided that the Balanced Fund pay a fee to UMB Distribution Services, LLC as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee was reimbursement for, or in anticipation of, expenses incurred for

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                 NOTES TO FINANCIAL STATEMENTS -- (continued)

       distribution-related activities. For the period ended November 27, 2006, the Balanced Fund accrued and paid $42,386 to UMB Distribution Services, LLC for services provided pursuant to the Plan.
    (F)Index Agreement: As of November 28, 2006, the Equity Fund directly invests in the securities of the companies included in the Domini Index. The Domini Index is owned and maintained by KLD Research and Analytics, Inc. ("KLD"). For the use of the Index, KLD is paid a fee by the Adviser the greater of $50,000 or at an annual rate of 0.10% on the first $500 million of average daily net assets, 0.075% on average daily net assets on the next $500 million, and 0.05% on average daily net assets in excess of $1 billion. For the period ended January 31, 2007, Green Century accrued fees of $8,904 to KLD.

NOTE 3 -- Investment Transactions
   The Balanced Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $8,954,016 and $10,852,114, respectively, for the six months ended January 31, 2007. For the period
August 1, 2006 to November 27, 2006, additions and reductions in the Equity Fund's investment in the Domini Trust aggregated $2,071,094 and $38,413,415, respectively. On November 27, 2006, the Equity Fund withdrew its investment from the Domini Trust and realized a gain of $9,896,339. For the period November 28, 2006 to January 31, 2007, the Equity Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $38,935,695 and $708,328, respectively.

NOTE 4 -- Federal Income Tax Information
   The tax basis of the components of distributable net earnings (deficit) at July 31, 2006 were as follows:

                                                             BALANCED FUND EQUITY FUND
                                                             ------------- -----------
Undistributed ordinary income............................... $         --  $    40,536
Post-October losses.........................................       (1,769)    (198,044)
Accumulated loss carryforwards..............................  (13,925,744)  (5,173,829)
Unrealized appreciation (depreciation) on investments.......      543,205    4,415,359
                                                             ------------  -----------
Distributable net deficit................................... $(13,384,308) $  (915,978)
                                                             ============  ===========

   The Balanced and Equity Funds have accumulated capital loss carryforwards of $13,925,744 and $5,173,829 respectively, of which $4,555,514 and $0, respectively, expire in the year 2010, $9,370,230 and $3,840,474, respectively, expire in the year 2011, $0 and $394,438, respectively, expire in the year 2012 and $0 and $938,917, respectively, expire in the year 2014. To the extent that either Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. The Balanced Fund and Equity Fund utilized $5,369,097 and $0, respectively, of its capital loss carryforwards during the year ended July 31, 2006.
   At July 31, 2006, the Equity Fund had net realized capital losses on transactions between November 1, 2005 and July 31, 2006 of $198,044, which for tax purposes are deferred and will be recognized in fiscal year 2007.
   The Balanced Fund had realized currency losses from transactions between November 1, 2005 and July 31, 2006 of $1,769, which for tax purposes are deferred and will be recognized in fiscal year 2007.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                 NOTES TO FINANCIAL STATEMENTS -- (concluded)

   The tax character of distributions paid during the fiscal years ended July 31, 2006 and 2005 were as follows:

                                      BALANCED FUND                EQUITY FUND
                               --------------------------- ---------------------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               JULY 31, 2006 JULY 31, 2005 JULY 31, 2006 JULY 31, 2005
Ordinary income...............    $89,058      $227,807       $55,690      $190,777
Long-term capital gains.......         --            --            --            --

NOTE 5 -- Capital Share Transactions
   Capital Share transactions for the Balanced Fund and the Equity Fund were as follows:

                                  BALANCED FUND                   EQUITY FUND
                          -----------------------------  -----------------------------
                            FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                            MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                          JANUARY 31, 2007 JULY 31, 2006 JANUARY 31, 2007 JULY 31, 2006
Shares sold..............      135,941         370,109       194,118         127,473
Reinvestment of dividends       15,909           5,172         7,544           2,690
Shares redeemed..........     (227,437)     (1,071,772)      (99,458)       (253,007)
                              --------      ----------       -------        --------
                               (75,587)       (696,491)      102,204        (122,844)
                              ========      ==========       =======        ========

NOTE 6 -- New Accounting Pronouncements
   In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than July 31, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.
   In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

 BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

   The Board of Trustees of the Green Century Funds considered and approved three advisory and subadvisory agreements during the six months ended January 31, 2007.

INVESTMENT ADVISORY AGREEMENTS WITH GREEN CENTURY CAPITAL MANAGEMENT, INC.
   At a meeting on August 3, 2006, the Board, including the Independent Trustees, approved an Investment Advisory Agreement between the Trust, on behalf of the Equity Fund, and Green Century Capital Management, Inc. ("Green Century" or the "Adviser",) effective November 28, 2006. The Board, including the Independent Trustees, also approved the continuance of the Investment Advisory Agreement between the Trust, on behalf of the Balanced Fund, and Green Century at a meeting on October 20, 2006. In connection with their deliberations at the meetings, and at separate executive sessions of the Independent Trustees held on the same days, the Trustees considered, among other things, information provided by Green Century regarding (1) the investment performance of the Funds, (2) expenses of the Funds and the advisory fee to be paid to Green Century for each Fund, and (3) the profitability to Green Century of its proposed advisory relationships to the Funds. The Independent Trustees were advised by independent counsel in considering these materials and the approval and continuance of the Advisory Agreements. The Trustees considered all the information provided to them by Green Century, including information provided throughout the year. In approving the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Matters considered in connection with their approval of the Advisory Agreements included the following.

   Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services to be performed for each of the Funds by the Adviser, including the resources to be dedicated by the Adviser. With respect to the Equity Fund, these services included monitoring the Equity Fund's performance and tracking error relative to the Index; implementing the environmental policies of the Funds by voting the Equity Fund's shareholder proxies; and overall compliance oversight to be provided by the Adviser. In evaluating Green Century's capability to provide such services, the Trustees took into consideration Green Century's experience and history in providing advisory services to the Balanced Fund. The Trustees also considered the administrative services provided by the Adviser to both Funds, including the coordination of the activities of all the Funds' other service providers.
   With respect to the Balanced Fund, the services to be performed included the oversight and monitoring of the portfolio management and performance of the Balanced Fund; monitoring the implementation of the Balanced Fund's environmental screens; implementing the environmental policies of the Funds by voting the Balanced Fund's shareholder proxies; and overall compliance oversight provided by the Adviser. In addition, the Trustees considered the administrative services provided by the Adviser to both Funds, including the coordination of the activities of all of the Funds' other service providers.
   Based on its review of all of the services provided and to be provided, the Trustees concluded that the nature, quality and extent of services provided by the Adviser supported the approval of the Advisory Agreement with respect to the Equity Fund and continuance of the Advisory Agreement with respect to the Balanced Fund.

   The Costs of the Services to be Provided and the Profits to be Realized by the Adviser. The Trustees considered the costs of the services provided to the Funds and the profitability and fall-out benefits to the Adviser from its arrangement with the Funds.
   The Trustees reviewed and considered an analysis of the advisory fee and total expense ratio of each Fund, and comparative data for multiple categories of mutual funds included in and as defined by Strategic Insight's mutual fund database Simfund 2 comprising over 7,000 mutual funds. With respect to the Equity Fund, the Trustees noted that the advisory fee to be paid to Green Century and the total expense ratio for the Equity Fund were lower than the average advisory fee and total expense ratio for socially conscious equity funds and large-cap growth funds. The Trustees noted that the advisory fee structure for the Equity Fund included breakpoints as assets grew. The Trustees considered that the advisory fee represented an increase of 0.05% from the management fee paid by the Domini Social Equity Trust in which the Equity Fund invested all its investable assets at the time of the meeting, but noted that pursuant to an Amended Administrative Services Agreement with Green Century, the total expense ratio of the Equity Fund would be limited to 0.95%, a decrease of 0.55% from the previous total expense ratio.
   With respect to the Balanced Fund, the Trustees noted that the advisory fee was higher than the average advisory fee for all balanced funds and higher than the average advisory fee for socially responsible balanced funds. The Trustees considered that Green Century had proposed a reduction in the advisory fee of 10 basis points, and that under the Amended Administrative Services Agreement approved by the Board at its meeting on August 24, 2006, the total expense ratio of the Balanced Fund was limited to 1.38%, a decrease from the 2.39% total expense ratio of the Fund in the prior fiscal year end. The Trustees also noted that the total expense ratio was lower than or equal to the average total expense ratio for any of the four categories of comparison funds included in the Simfund 2 database.
   Green Century provided the Trustees with information prepared by the Adviser relating to the profitability to Green Century of its proposed advisory relationships to the Funds. In that regard, the Trustees considered the subadvisory fees and the other expenses to be incurred by the Adviser in providing advisory services to the Funds. The Trustees also considered the fee received by the Adviser for providing administrative services to the Funds and the expenses incurred by the Adviser in providing those services. In considering the cost allocation methodology used by Green Century, the Trustees took into consideration that the Adviser does not provide advisory or administrative services to other mutual funds or non-mutual fund clients. The Trustees also considered Green Century's non-profit ownership structure, its cost structure and personnel needs, and its investment in shareholder advocacy to further the Funds' stated objective of promoting greater corporate environmental accountability. After reviewing the information described above, the Independent Trustees concluded that the fees proposed in the Advisory Agreements, taking into account the costs of the services provided by the Adviser and the profitability to the Adviser of its relationships with the Funds, supported the approval of the Advisory Agreement with respect to the Equity Fund and the continuance of the Advisory Agreement with respect to the Balanced Fund.
   With respect to fall-out benefits, the Trustees considered that neither Green Century nor any affiliate of Green Century receives any brokerage fees, soft dollar benefits, liquidity rebates from electronic communications networks or payments for order flow from the trades executed for the Funds. The Trustees noted that Green Century does benefit intangibly from its relationship with the Funds due to the Funds' reputation as the first family of no-load environmentally responsible mutual funds. Further, pursuant to the Advisory Agreements, Green Century has reserved for itself the rights to the names "Green Century Funds" and any similar names; thus, Green Century may benefit in the future from developing other funds or investment products with the Green Century brand. The Trustees concluded that the fall-out benefits to be realized by Green Century were appropriate and supported the approval of the Advisory Agreement with respect to the Equity Fund and continuance of the Advisory Agreement with respect to the Balanced Fund.

   Investment Performance. With respect to the Equity Fund, the Trustees considered that due to the Equity Fund's passive investment strategy, the principal concern with regard to investment performance was the extent to which the Equity Fund tracked the Domini 400 Social/SM/ Index (the "Index") and noted that Green Century stated it would monitor the subadviser's performance in tracking the Index. After considering all the factors deemed appropriate, the Trustees, including the Independent Trustees, concluded that Green Century had the resources necessary to monitor the subadviser's performance in tracking the Index.
   With respect to the Balanced Fund, the Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to the performance of other funds designated by Lipper to have similar investment objectives as well as the Balanced Fund's performance measured against the Lipper Balanced Fund Index, a broad-based balanced fund market index. The Trustees noted that as of the period ended August 31, 2006, the Balanced Fund's one-, three-, and five-year average annual returns had significantly underperformed the Lipper Balanced Fund Index, while the Balanced Fund's ten-year average annual return had outperformed the benchmark. The Trustees also considered the performance information they had been provided throughout the year. After considering all the factors deemed appropriate, the Trustees, including the Independent Trustees, concluded that the performance of the Balanced Fund supported the continuance of the Advisory Agreement with respect to the Balanced Fund.

   Economies of Scale. The Trustees also considered whether economies of scale could be realized by the Adviser as the Funds grew in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted the relatively small size of each Fund and the resultant difficulty for the Adviser to achieve meaningful economies of scale. They considered that if the assets were to increase, the Funds could have the opportunity to experience economies of scale as fixed costs would become a smaller percentage of the Funds' assets and some of the Funds' service providers' fees, as a percentage of the Funds' assets, could decrease. The Trustees noted that Green Century proposed an advisory fee structure for the Equity Fund which included break-points and that the Equity Fund's advisory fee would decrease as assets increased, at the same points as the fees charged Green Century by the Fund's proposed subadviser and by KLD Research & Analytics, the firm which maintains the Index, decreased. The Trustees also concluded that economies of scale could be realized as the Funds grew and that if assets increased significantly the Trustees would have opportunities to negotiate decreases in fees with the Adviser.
   Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement with respect to the Equity Fund should be approved and that they would consider whether to renew it after an initial two-year period and then annually thereafter, and the Advisory Agreement with respect to the Balanced Fund should be continued and that they would consider whether to renew it after a one-year period.

INVESTMENT SUBADVISORY AGREEMENT WITH MELLON EQUITY ASSOCIATES, LLP
   At an in-person meeting on August 24, 2006, the Board of Trustees of the Equity Fund, including a majority of the Independent Trustees, considered the approval of the subadvisory agreement between the Trust, on behalf of the Equity Fund, Green Century, and Mellon Equity Associates LLP ("Mellon Equity") (the "Subadvisory Agreement"), with an effective date of November 28, 2006.
   In advance of the meeting, the Independent Trustees submitted to Mellon Equity a written request for information in connection with their consideration of the Subadvisory Agreement. The Trustees received, reviewed and considered the following, among other things:
   (1) A memorandum from counsel to the Independent Trustees setting forth the Board's fiduciary duties under the 1940 Act and Massachusetts law and the factors the Board should consider in its evaluation of the Subadvisory Agreement.
   (2) Reports from and presentations by Green Century regarding the process by which the firm decided to propose Mellon Equity as the subadviser of the Equity Fund.
   (3) Reports from and presentations by Mellon Equity that described (a) the nature, extent and quality of the services proposed to be provided by Mellon Equity to the Equity Fund, including the experience and qualifications of the personnel providing those services, Mellon Equity's ownership structure, clients and Mellon Equity's investment philosophies and processes; (b) the fees and other amounts proposed to be paid to Mellon Equity under the Subadvisory Agreement with respect to the Equity Fund, including information as to the fees charged and services provided to other Mellon Equity clients and a comparison of the Equity Fund's proposed subadvisory fee to those of other mutual funds;
(c) the expected costs and profits of Mellon Equity related to its proposed services to the Equity Fund; (d) Mellon Equity's performance in managing similar accounts; (e) Mellon Equity's compliance program and procedures and any regulatory issues; (f) Mellon Equity's brokerage practices, including soft dollar practices; and (g) Mellon Equity's code of ethics.
   The Trustees, including a majority of the Independent Trustees, concluded that Mellon Equity had the capabilities, resources, and personnel necessary to advise the Equity Fund. The Board further concluded that, based on the services proposed to be provided pursuant to the Subadvisory Agreement and the expenses Mellon Equity estimated it will incur in performing these services, the proposed compensation for Mellon Equity was fair and reasonable.

   In reaching their determination to approve the Subadvisory Agreement, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. In their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors and the conclusions are described below.

   Nature, Quality, and Extent of Services Performed. The Trustees noted that under the terms of the Subadvisory Agreement, Mellon Equity will provide the day-to-day portfolio management of the Equity Fund, making purchases and sales of portfolio securities consistent with the Equity Fund's investment objective and policies. The Trustees reviewed the terms of the Subadvisory Agreement and concluded that the terms of the Subadvisory Agreement were reasonable and fair.
   The Trustees considered the scope of the services to be provided by Mellon Equity under the Subadvisory Agreement and the quality of services provided by Mellon Equity to its existing clients. They reviewed the capabilities and experience of Mellon Equity in managing mutual funds that track an established index. They considered how Mellon Equity proposed to manage the Equity Fund, focusing in particular on Mellon Equity's handling of daily inflows and outflows, transaction costs, tracking error, and the expected portfolio turnover rates for the Equity Fund.
   The Trustees considered the professional experience, tenure, and qualifications of the portfolio management team proposed for the Equity Fund and the other senior personnel at Mellon Equity. They considered in particular those individuals' experience in managing registered investment companies. The Trustees also considered the portfolio management team's experience in passive management.
   The Trustees also considered Mellon Equity's compliance policies and procedures and compliance record, and interviewed Mellon Equity's Chief Compliance Officer.
   Based on their review of all the services proposed to be provided and their analysis of Mellon Equity's ability to provide those services, the Trustees concluded that Mellon Equity had the capabilities, resources and personnel necessary to provide subadvisory services to the Equity Fund under the Subadvisory Agreement. They also concluded that they were satisfied with the nature, quality and extent of services expected to be provided by Mellon Equity under the Subadvisory Agreement.

   Costs of Services Provided and Profitability. The Trustees considered the proposed subadvisory fees to be paid by Green Century to Mellon Equity. The Trustees noted that under the Subadvisory Agreement, Mellon Equity would receive 0.08% of the value of the average daily net assets of the Equity Fund up to $100 million, 0.05% of the value of the average daily net assets of the Equity Fund from $100 million to $500 million, 0.02% of the value of the average daily net assets of the Equity Fund from $500 million to $1 billion, and 0.01% of the value of the average daily net assets of the Equity Fund in excess of $1 billion, subject to a minimum fee of $50,000 per year. The Trustees reviewed and considered an analysis of the subadvisory fee to be paid by the Equity Fund and comparative data for multiple categories of mutual funds included in and as defined by Strategic Insight's mutual fund database Simfund 2 comprising over 7,000 mutual funds. The Trustees noted that, based on the information provided, the proposed subadvisory fees to be paid to Mellon Equity were lower than the average subadvisory fees paid by large-cap growth funds and socially conscious equity funds. The Trustees noted that the subadvisory fee to be paid at current asset levels was higher than the average subadvisory fee paid by equity index funds, but that this was due to the imposition of the yearly minimum fee and the fee would decrease in terms of basis points as assets increased. The Trustees also noted that the proposed subadvisory fees would be paid by Green Century, and would not be in addition to the advisory fees paid to Green Century by shareholders.
   Green Century provided the Trustees with information prepared by Mellon Equity relating to the prospective profitability of the Subadvisory Agreement to Mellon Equity. In that regard, the Trustees considered the proposed subadvisory fees and the financial resources Mellon Equity plans to dedicate and the other expenses Mellon Equity anticipates it will incur in providing subadvisory services to the Equity Fund. In considering the cost allocation methodology used by Mellon Equity, the Trustees noted that Mellon Equity allocated its costs to all its clients equally.

   After reviewing the information described above, the Trustees concluded that the fees proposed in the Subadvisory Agreement, taking into account the costs of the services proposed to be provided by Mellon Equity, supported the approval of the Subadvisory Agreement. The Trustees also concluded that the fees proposed in the Subadvisory Agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

   Other Benefits. The Trustees evaluated potential other benefits Mellon Equity may realize from its relationship with the Equity Fund. The Trustees considered the brokerage practices of Mellon Equity, including Mellon Equity's policy that it does not execute transactions for client portfolios through any affiliated broker/dealer and thus no benefit would be realized by Mellon Equity through transactions with affiliated brokers. The Trustees also considered that Mellon Equity does not use trades for index portfolios for the generation of soft dollars, nor does Mellon Equity receive liquidity rebates or payment for order flow from electronic communications networks associated with Equity Fund trades. The Trustees also considered the reputational and other advantages Mellon Equity may gain from its relationship with the Equity Fund. The Trustees concluded that the benefits expected to be received by Mellon Equity were reasonable in the context of the relationship between Mellon Equity and the Equity Fund, and supported the approval of the Subadvisory Agreement.

   Investment Performance. The Trustees reviewed and considered information regarding the investment performance of accounts managed by Mellon Equity in a passive investment style tracking an established market index. After considering all the factors deemed appropriate, the Trustees concluded that Mellon Equity's experience and performance in passive management supported the approval of the Subadvisory Agreement.

   Economies of Scale. The Trustees also considered whether economies of scale would be realized by Mellon Equity as the Equity Fund grew in asset size and the extent to which such economies of scale might be reflected in the proposed fee schedule. They noted the relatively small size of the Equity Fund and considered that if the assets were to increase, Mellon Equity could have the opportunity to experience economies of scale. They also noted that pursuant to the Subadvisory Agreement, the subadvisory fees proposed to be paid to Mellon Equity by Green Century include breakpoints at $100 million, $500 million, and $1 billion. The Trustees concluded that economies of scale could be realized as the Fund grew, and that the fee schedule as proposed was appropriate, and supported the approval of the Subadvisory Agreement.
   Based on the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that the terms of the Subadvisory Agreement were reasonable, fair, and in the best interests of the Equity Fund and its shareholders and also concluded that the proposed fees are fair and reasonable.

                                                             Semi-Annual Report


INVESTMENT ADVISER AND ADMINISTRATOR
Green Century Capital Management, Inc.
114 State Street
Boston, MA 02109
1-800-93-GREEN
www.greencentury.com
email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, MA 02111

INVESTMENT SUBADVISER (Equity Fund)
Mellon Equity Associates, LLP
500 Grant Street Suite 4200
Pittsburgh, PA 15258

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street, Suite A
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110
      [LOGO]
                                                               January 31, 2007

                                                                  Balanced Fund

--------------------------------------------------------------------------------

                                                                         Equity
                                                                           Fund
[LOGO] GREEN
       CENTURY
       FUNDS
    An investment for your future.

Printed on recycled paper with soy-based ink.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Not applicable.

    (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
------------------------------------
Kristina A. Curtis
President
April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
------------------------------------
Kristina A. Curtis
President and Principal Executive Officer
April 10, 2007

/s/ Bernadette L. Buck
------------------------------------
Bernadette L. Buck
Treasurer and Principal Financial Officer
April 10, 2007